SCHEDULE OF NOTES PAYABLE AND OTHER DEBT (Details) (Parenthetical) Bed in Thousands, $ in Thousands					1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		72 Months Ended
	Oct. 01, 2021	Sep. 30, 2021 USD ($)	Aug. 17, 2021	May 03, 2021 USD ($)	Apr. 30, 2012 USD ($)	Mar. 31, 2022 USD ($) Facility Bed	Jun. 30, 2022 USD ($) Facility Bed	Sep. 30, 2022 USD ($) Facility Bed	Dec. 31, 2021 USD ($) Facility Bed	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Facility
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility											2
Number of licensed beds | Bed						126		126
Proceeds from debt issuance										$ 229
Unamortized discounts on bonds						$ 124	$ 122	$ 121	$ 125	$ 135	$ 125
Meadowood [Member]
Debt Instrument [Line Items]
Debt instrument maturity date start range	May 01, 2022
Coosa Valley Health Care [Member]
Debt Instrument [Line Items]
Prepayment penalties capped percentage		5.00%
Prepayment penalties percentage capped thereafter		1.00%
New fees amount		$ 100
Default interest rate		5.00%
Prepayment penalties capped percentage in second year		4.00%
Key Bank [Member]
Debt Instrument [Line Items]
Debt instrument maturity date start range			Aug. 25, 2021
Debt instrument maturity date end range			Aug. 25, 2023
Senior Debt HUD [Member]
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility						7	7	7	7
Percentage of debt insured						100.00%	100.00%	100.00%	100.00%
Senior Debt USDA [Member]
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility						2	2	2	2
Annual renewal fee for the USDA guarantee (as a percent)						0.25%	0.25%	0.25%	0.25%
Debt instrument prepayment penalties percentage						1.00%	1.00%	1.00%	1.00%
Prepayment penalties capped percentage						1.00%	1.00%	1.00%	1.00%
Prepayment penalties percentage capped, period						10 years	10 years	10 years	10 years
Prepayment penalties percentage capped thereafter						0.00%	0.00%	0.00%	0.00%
Senior Debt SBA [Member]
Debt Instrument [Line Items]
Number of skilled nursing facilities | Facility						1	1	1	1
Percentage of debt insured						75.00%	75.00%	75.00%	75.00%
Number of licensed beds | Bed							126		126
Senior Debt Bonds [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)						0.01%	0.01%	0.01%	0.10%		0.10%
Series 2012 A Bonds [Member] | Eaglewood Village [Member]
Debt Instrument [Line Items]
Proceeds from debt issuance					$ 6,600
Series 2012 B Bonds [Member] | Eaglewood Village [Member]
Debt Instrument [Line Items]
Proceeds from debt issuance					600
Series 2012 Bonds [Member] | Eaglewood Village [Member]
Debt Instrument [Line Items]
Unamortized discounts on bonds					$ 300
Bond Series B [Member] | Bonds [Member] | City of Springfield [Member] | Eaglewood Care Center [Member]
Debt Instrument [Line Items]
Repayment of debt				$ 100
Senior Debt Other Mortgage Indebtedness [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)						0.34%	0.34%	0.34%	0.34%		0.34%
Minimum [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)						0.09%	0.09%	0.09%	0.09%		0.09%
Minimum [Member] | Senior Debt USDA [Member]
Debt Instrument [Line Items]
Percentage of debt insured						70.00%	70.00%	70.00%	70.00%
Maximum [Member]
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)						0.53%	0.53%	0.53%	0.53%		0.53%
Maximum [Member] | Senior Debt USDA [Member]
Debt Instrument [Line Items]
Percentage of debt insured						80.00%	80.00%	80.00%	80.00%